PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended
Jun. 30, 2022
Schedule of prepaid expenses and other receivables

(In thousands)	As of June 30, 2022	As of March 31, 2022

Prepaid insurance	$775	$1,084
Prepaid clinical research organization	607	–
Research & development tax credits	169	169
Tax deposits	142	142
Other prepaid expenses	155	45
Other receivables	84	40
Total prepaid expenses and other receivables	$1,932	$1,480